UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment 			[  ]; Amendment Number:  ____
  This Amendment (Check only one.):		[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Texas Treasury Safekeeping Trust Company
Address: 		208 E. 10th Street 4th Floor
		Austin, TX  78701

13F File Number:  28-10253

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michael Anderson
Title:	Compliance Officer
Phone:	512-463-6435

Signature, Place, and Date of Signing:

/s/	Michael Anderson    Austin, TX     May 15, 2012

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


VALUE SHARES/ SH/ PUT/ INVSTMT -----VOTING AUTHORITY-----
NAME OF ISSUER -TITLE OF CLASS- --CUSIP-- (X$1000) PRN AMT PRN CALL DSCRETN -MANAGERS- SOLE SHARED NONE
FRACTIONAL FIRST HORIZON NATIO COM 	DCA517101 	0 	18020 SH 	SOLE 18020
MARRIOT INTL FRAC CUSIP ORD RE COM 	FHB903208 	0 	97397 SH 	SOLE 97397
MFC ISHARES TR MSCI EMERGING M COM	464287234 	22853 	532219 SH 	SOLE 532219
MFC ISHARES TR S&P GLOBAL ENER COM	464287341 	29026 	729855 SH 	SOLE 729855
MFC ISHARES TR S&P GLOBAL MATE COM	464288695 	29170 	461775 SH 	SOLE 461775
REPORT SUMMARY 0006 DATA RECORDS 85702 0000 OTHER MANAGER ON WHOSE BEHALF REPORT IS FILED


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]